UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                --------------

Check here if Amendment |_|; Amendment Number:  _______
   This Amendment (Check only one):  |_|  is a restatement.
                                     |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steel Partners II, L.P.
Address:  590 Madison Avenue, 32nd Floor
          New York, New York 10022


Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lauren Isenman
Title:   Attorney-In-Fact for Warren G. Lichtenstein,
         Managing Member of General Partner of Steel Partners II, L.P.
Phone:   212-520-2300

Signature, Place, and Date of Signing:

         /s/ Lauren Isenman, New York, NY, August 14, 2007
         ------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  1
                                         ------------------

Form 13F Information Table Entry Total:            57
                                         ------------------

Form 13F Information Table Value Total:      $2074461
                                         ------------------
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.    Form 13F File Number    Name

       1     28-10766                Warren G. Lichtenstein
      -----  ----------------------  -------------------------------------------

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ENSTAR GROUP LIMITED        SHS        G3075P101     22309    184815  SH           OTHER           1          0       184815     0
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS LTD   CL A       G67743107     30999    580500  SH           OTHER           1          0       580500     0
------------------------------------------------------------------------------------------------------------------------------------
CRONOS GROUP S A            SHS        L20708100     22811   1440971  SH           OTHER           1          0      1440971     0
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                 COM        00651F108     62408  16380000  SH           OTHER           1          0     16380000     0
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED COMPUTER         CL A       008190100     33493    590500  SH           OTHER           1          0       590500     0
SERVICES
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC            COM        02209S103     38076    542857  SH           OTHER           1          0       542857     0
------------------------------------------------------------------------------------------------------------------------------------
ANGELICA CORP               COM        034663104     37792   1792770  SH           OTHER           1          0      1792770     0
------------------------------------------------------------------------------------------------------------------------------------
BEVERLY HILLS BANCORP DEL   COM        087866109       129     16529  SH           OTHER           1          0        16529     0
------------------------------------------------------------------------------------------------------------------------------------
BRINKS CO                   COM        109696104    211843   3422900  SH           OTHER           1          0      3422900     0
------------------------------------------------------------------------------------------------------------------------------------
C&D TECHNOLOGIES INC        COM        124661109      2144    382900  SH           OTHER           1          0       382900     0
------------------------------------------------------------------------------------------------------------------------------------
CHEMTURA CORP               COM        163893100     48235   4341550  SH           OTHER           1          0      4341550     0
------------------------------------------------------------------------------------------------------------------------------------
CHURCHILL VENTURES LTD      COM        17157P109      1456    190300  SH           OTHER           1          0       190300     0
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                 COM NEW    208464883    110787   5303332  SH           OTHER           1          0      5303332     0
------------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL MATLS CORP      COM PAR    211615307      9786    335700  SH           OTHER           1          0       335700     0
                            $0.25
------------------------------------------------------------------------------------------------------------------------------------


COURTSIDE ACQUISITION CORP  COM        22274N102       164     31300  SH           OTHER           1          0        31300     0
------------------------------------------------------------------------------------------------------------------------------------
DCAP GROUP INC              COM        233065200        49     18181  SH           OTHER           1          0        18181     0
------------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC              COM        26874Q100     51688    847200  SH           OTHER           1          0       847200     0
------------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC               COM        270321102     54232   7259922  SH           OTHER           1          0      7259922     0
------------------------------------------------------------------------------------------------------------------------------------
ENPRO INDS INC              COM        29355X107    112225   2622686  SH           OTHER           1          0      2622686     0
------------------------------------------------------------------------------------------------------------------------------------
F M C CORP                  COM NEW    302491303      4630     51800  SH           OTHER           1          0        51800     0
------------------------------------------------------------------------------------------------------------------------------------
FREEDOM ACQUISITION HLDGS   COM        35645F103     26979   2450400  SH           OTHER           1          0      2450400     0
IN
------------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                 COM        368682100     72330   5534059  SH           OTHER           1          0      5534059     0
------------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP   COM        385034103      1930    246800  SH           OTHER           1          0       246800     0
------------------------------------------------------------------------------------------------------------------------------------
GRIFFON CORP                COM        398433102       558     25600  SH           OTHER           1          0        25600     0
------------------------------------------------------------------------------------------------------------------------------------
HD PARTNERS ACQUISITION     COM        40415K100      3920    512600  SH           OTHER           1          0       512600     0
CORP
------------------------------------------------------------------------------------------------------------------------------------
HALLMARK FINL SVCS INC EC   COM NEW    40624Q203       352     29083  SH           OTHER           1          0        29083     0
------------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE ACQUISITION      COM        42224H104      3585    491100  SH           OTHER           1          0       491100     0
CP NE
------------------------------------------------------------------------------------------------------------------------------------
HILTON HOTELS CORP          COM        432848109      3347    100000  SH           OTHER           1          0       100000     0
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC              COM        437076102     78700   2000000  SH           OTHER           1          0      2000000     0
------------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE SOLUTIONS INC   COM        451713101    194443  12456300  SH           OTHER           1          0     12456300     0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON OUTDOORS INC        CL A       479167108      8275    409857  SH           OTHER           1          0       409857     0
------------------------------------------------------------------------------------------------------------------------------------
MARATHON ACQUISITION CORP   COM        565756103     18740   2378200  SH           OTHER           1          0      2378200     0
------------------------------------------------------------------------------------------------------------------------------------
MEDIA & ENTMT HOLDINGS INC  COM        58439W108       163     22000  SH           OTHER           1          0        22000     0
------------------------------------------------------------------------------------------------------------------------------------
MUELLER WTR PRODS INC       COM SER B  624758207     93750   6249970  SH           OTHER           1          0      6249970     0
------------------------------------------------------------------------------------------------------------------------------------


NATHANS FAMOUS INC NEW      COM        632347100     17635   1018200  SH           OTHER           1          0      1018200     0
------------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL CORP      COM        639067107       255     21834  SH           OTHER           1          0        21834     0
------------------------------------------------------------------------------------------------------------------------------------
NEW FRONTIER MEDIA INC      COM        644398109     25426   2915829  SH           OTHER           1          0      2915829     0
------------------------------------------------------------------------------------------------------------------------------------
OCEANAUT INC                COM        675227102      4586    603000  SH           OTHER           1          0       603000     0
------------------------------------------------------------------------------------------------------------------------------------
P & F INDS INC              CL A NEW   692830508      3957    351085  SH           OTHER           1          0       351085     0
------------------------------------------------------------------------------------------------------------------------------------
PLAYBOY ENTERPRISES INC     CL B       728117300      7278    642400  SH           OTHER           1          0       642400     0
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM        74153Q102    164201   4383376  SH           OTHER           1          0      4383376     0
------------------------------------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL          COM        74153Q102      7511    200500  SH     CALL  OTHER           1          0       200500     0
------------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE ACQUISITION     COM        75966C305      3663    654100  SH           OTHER           1          0       654100     0
CORP
------------------------------------------------------------------------------------------------------------------------------------
RONSON CORP                 COM NEW    776338204       738    460034  SH           OTHER           1          0       460034     0
------------------------------------------------------------------------------------------------------------------------------------
ROTECH HEALTHCARE INC       COM        778669101      3980   3684940  SH           OTHER           1          0      3684940     0
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM        779382100    250872   6121827  SH           OTHER           1          0      6121827     0
------------------------------------------------------------------------------------------------------------------------------------
ROWAN COS INC               COM        779382100      4098    100000  SH     CALL  OTHER           1          0       100000     0
------------------------------------------------------------------------------------------------------------------------------------
S L INDS INC                COM        784413106     28117   1608550  SH           OTHER           1          0      1608550     0
------------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC               COM        816288104      4887   2545222  SH           OTHER           1          0      2545222     0
------------------------------------------------------------------------------------------------------------------------------------
STRATOS INTERNATIONAL INC   COM NEW    863100202     17404   2183650  SH           OTHER           1          0      2183650     0
------------------------------------------------------------------------------------------------------------------------------------
SYMMETRY HLDGS INC          COM        871545109      1346    178227  SH           OTHER           1          0       178227     0
------------------------------------------------------------------------------------------------------------------------------------
TRANSFORMA ACQUISITION      COM        89366E100      4717    624800  SH           OTHER           1          0       624800     0
GROUP
------------------------------------------------------------------------------------------------------------------------------------
UST INC                     COM        902911106      5371    100000  SH           OTHER           1          0       100000     0
------------------------------------------------------------------------------------------------------------------------------------
UNION STREET ACQ CORP       COM        908536105       702     93300  SH           OTHER           1          0        93300     0
------------------------------------------------------------------------------------------------------------------------------------
UNITED INDL CORP            COM        910671106    116118   1935950  SH           OTHER           1          0      1935950     0
------------------------------------------------------------------------------------------------------------------------------------
VECTOR GROUP LTD            COM        92240M108     38384   1703679  SH           OTHER           1          0      1703679     0
------------------------------------------------------------------------------------------------------------------------------------
WCA WASTE CORP              COM        92926K103       887    100000  SH           OTHER           1          0       100000     0
------------------------------------------------------------------------------------------------------------------------------------
